UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5178

Name of Fund: Merrill Lynch Equity Income Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      Equity Income Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/03

Date of reporting period: 08/01/02 - 1/31/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
January 31, 2003

Merrill Lynch
Equity Income Fund

www.mlim.ml.com

                        MERRILL LYNCH EQUITY INCOME FUND

Sector
Representation as a
Percentage of
Equities as of
January 31, 2003

A pie graph depicting Sector Representation as a Percentage of Equities as of January 31, 2003

Information Technology                                3.7%
Utilities                                             9.8%
Consumer Discretionary                                8.3%
Energy                                               10.3%
Industrials                                          12.4%
Health Care                                           5.2%
Consumer Staples                                     11.2%
Financials                                           19.0%
Materials                                            15.2%
Telecommunications Services                           4.9%

Portfolio
Information as of
January 31, 2003

                                                    Percent of
Ten Largest Common Stock Holdings                   Net Assets

Raytheon Company ..................................    2.2%
The Procter & Gamble Company ......................    2.1
Electrolux AB 'B' .................................    1.9
The St. Paul Companies, Inc. ......................    1.8
United Technologies Corporation ...................    1.7
Citigroup Inc. ....................................    1.6
Northrop Grumman Corporation ......................    1.5
International Business Machines Corporation .......    1.5
Diageo PLC ........................................    1.4
Weyerhaeuser Company ..............................    1.4

                              Merrill Lynch Equity Income Fund, January 31, 2003

DEAR SHAREHOLDER

Portfolio Matters

For the six-month period ended January 31, 2003, Merrill Lynch Equity Income Fund's Class A, Class B, Class C and Class D Shares had total returns of -4.95%, -5.53%, -5.52% and -5.17%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.) We are again disappointed with negative returns, although our results were in line with the -5.51% return of the Fund's peer group, the Lipper Equity Income Funds Average and in line with the -5.26% return for the unmanaged benchmark Standard & Poor's 500 Index for the same six-month period.

The relative performance of the Fund for the six-month period is largely a result of our cautious investment outlook on the market. We carried below-benchmark weightings in market-sensitive financials, telecommunications and technology stocks that continued to underperform during the first half of the fiscal year. Our heavier-than-benchmark weight in materials and selected energy investments in companies exposed to North American natural gas production helped the Fund's returns. Our holdings in the materials sector benefited from the strong demand from construction activity in China. We further increased our materials exposure purchase of BHP Steel Ltd., a low-cost producer benefiting from rising steel prices in that region. In addition, we swapped our aluminum holding in Alcoa Inc. into Alcan Inc., given Alcan's lower exposure to the aerospace sector. We also added to our gold sector holdings with the purchase of Barrick Gold Corp. and Placer Dome Inc. The gold sector performed better as the depreciating U.S. dollar made gold more affordable in local currencies around the world. We increased our financial sector weight with the purchase of Bank of America Corporation following its strong third-quarter results and subsequent increase in its dividend. We also purchased the Bank of Montreal for its exposure to a resilient Canadian economy and its strong credit quality characteristics. We redirected our exposure from market-sensitive financials by selling our holding of the Phoenix Companies Inc. and paring our weight in The Bank of New York Company, Inc., and purchasing the commercial banking entity FleetBoston Financial Corporation.

We also maintained a significant exposure to the defense industry. Unfortunately, the defense sector proved disappointing as poor results in commercial aerospace, as well as company-specific projects, caused the group to relinquish much of its early 2002 gains. We continue to believe that better earnings resulting from increased defense spending will again lead this group to outperform its more economically sensitive peers. We continued to maintain a high cash balance throughout the period. While this cash reserve acted as a drag on performance during the market rallies in October, November and January, it shielded results during the steep summer 2002 market decline as well as the market decline in December.

Market Review

The Fund continues to be defensively positioned, and we remain cautious on the near-term market outlook. The two key drivers of the economy in 2002 were automobile and housing sales, which were stimulated by interest rates that reached 40-year lows. These low interest rates also spurred home refinancing activity that was estimated to have allowed customers to pull $700 billion out of the equity value of their homes, or enabled them to have lower monthly mortgage payments. However, we believe that both these drivers may have reached a point of diminishing returns, as acceleration from 2002 levels does seem likely. Recently, new costs have arisen that may offset the benefits from the home refinancing boom. State and local taxes are poised to move higher as local governments face rising deficits. Insurance costs are moving significantly higher, as are energy costs. We are particularly concerned about the impact of rising natural gas prices on the economy. Natural gas production is down 5% from prior year levels, and normal winter weather has drawn storage down to what we believe will be record low levels. At current production rates, it may be difficult refilling storage to capacity prior to the start of the next heating season. Gas prices have been bid up to $9.00 per thousand cubic feet in recent weeks, and these prices may result in closure of petrochemical, methanol and fertilizer plants that are no longer economic at gas prices above $5.00 per thousand cubic feet. Given limited options to correct this supply/demand imbalance, we are concerned that many of these industries will migrate offshore to countries that have lower cost feedstock sources.

Given the number of economic and geopolitical headwinds facing the economy, we believe that there is the risk for further market weakness. Several of our most recent meetings with the managements of our portfolio holdings have not confirmed a resumption of order patterns, and a few indicated a possible slowing in February 2003. In the absence of more aggressive government action to implement tax cuts and provide fiscal stimulus, we believe the odds are increasing that the economy may lapse back into a "double-dip" recession. The market's current forward price/earnings ratio of 17 times earnings seems high in a market where further earnings erosion seems possible, especially when compared to the single-digit multiple and 6% dividend yield that prevailed at the start of the bull market in 1982. Therefore, we are maintaining our current cash balances as a tactical reserve that we intend to deploy should additional buying opportunities appear during the year.

We will continue to seek to identify companies that we believe have solid financials, inexpensive valuations, and the potential to participate in the eventual economic recovery. We also continue to believe that companies paying attractive dividends will attract increasing investor attention in the current low interest rate environment, and that dividend yield may become a more important component of total investment return.

In Conclusion

We thank you for your investment in Merrill Lynch Equity Income Fund, and we look forward to sharing our investment outlook and strategies with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Robert M. Shearer

Robert M. Shearer
Vice President and
Portfolio Manager

March 13, 2003


                                     2 & 3

                              Merrill Lynch Equity Income Fund, January 31, 2003

PERFORMANCE DATA

About Fund
Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers five pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2002 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

o Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. Class R Shares are available only to certain retirement plans.

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent
Performance
Results

                                                                                      Ten Years/
                                             6-Month            12-Month           Since Inception
As of January 31, 2003                    Total Return        Total Return           Total Return
====================================================================================================
ML Equity Income Fund Class A Shares*        -4.95%              -13.29%               +140.45%
----------------------------------------------------------------------------------------------------
ML Equity Income Fund Class B Shares*        -5.53               -14.24                +117.11
----------------------------------------------------------------------------------------------------
ML Equity Income Fund Class C Shares*        -5.52               -14.24                + 99.60
----------------------------------------------------------------------------------------------------
ML Equity Income Fund Class D Shares*        -5.17               -13.60                +113.03
----------------------------------------------------------------------------------------------------
ML Equity Income Fund Class R Shares*           --                   --                -  4.34
----------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index**                -5.26               -23.02            +135.96/+108.61
----------------------------------------------------------------------------------------------------

 * Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are ten years for Class A & Class B Shares, from 10/21/94 for Class C & Class D Shares and from 1/03/03 for Class R Shares.
** An unmanaged broad-based index comprised of common stocks. Ten years/since inception total return periods are for ten years and from 10/31/94, respectively.

Average Annual
Total Return

                                       % Return Without       % Return With
                                         Sales Charge           Sales Charge**
============================================================================
Class A Shares*
============================================================================
One Year Ended 1/31/03                       -13.29%             -17.84%
----------------------------------------------------------------------------
Five Years Ended 1/31/03                     + 1.94              + 0.85
----------------------------------------------------------------------------
Ten Years Ended 1/31/03                      + 9.17              + 8.58
----------------------------------------------------------------------------

 * Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class A Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the ten-year period.)
**    Assuming maximum sales charge.

============================================================================
                                           % Return                 % Return
                                          Without CDSC             With CDSC**
============================================================================
Class C Shares*
============================================================================
One Year Ended 1/31/03                       -14.24%             -15.09%
----------------------------------------------------------------------------
Five Years Ended 1/31/03                     + 0.89              + 0.89
----------------------------------------------------------------------------
Inception (10/21/94) through 1/31/03         + 8.71              + 8.71
----------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

                                           % Return                 % Return
                                          Without CDSC             With CDSC**
============================================================================
Class B Shares*
============================================================================
One Year Ended 1/31/03                       -14.24%             -17.66%
----------------------------------------------------------------------------
Five Years Ended 1/31/03                     + 0.91              + 0.65
----------------------------------------------------------------------------
Ten Years Ended 1/31/03                      + 8.06              + 8.06
----------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

============================================================================
                                         % Return Without      % Return With
                                           Sales Charge         Sales Charge**
============================================================================
Class D Shares*
============================================================================
One Year Ended 1/31/03                       -13.60%             -18.13%
----------------------------------------------------------------------------
Five Years Ended 1/31/03                     + 1.68              + 0.59
----------------------------------------------------------------------------
Inception (10/21/94) through 1/31/03         + 9.56              + 8.85
----------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

Aggregate
Total Return

                                                            % Return Without
                                                                Sales Charge
============================================================================
Class R Shares
============================================================================
Inception (1/03/03) through 1/31/03                              - 4.34%
----------------------------------------------------------------------------


                                     4 & 5

                              Merrill Lynch Equity Income Fund, January 31, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                                              Shares                                                                      Percent of
EUROPE             Industry*                   Held                      Common Stocks                           Value    Net Assets
====================================================================================================================================
Sweden             Household Durables        297,600     Electrolux AB 'B'                                  $  4,336,429     1.9%
                   -----------------------------------------------------------------------------------------------------------------
                                                         Total Investments in Sweden                           4,336,429     1.9
====================================================================================================================================
United Kingdom     Beverages                 325,000     Diageo PLC                                            3,317,397     1.4
                   -----------------------------------------------------------------------------------------------------------------
                   Oil & Gas                  66,400     BP Amoco PLC (ADR) (a)                                2,590,264     1.1
                   -----------------------------------------------------------------------------------------------------------------
                                                         Total Investments in the United Kingdom               5,907,661     2.5
====================================================================================================================================
                                                         Total Investments in Europe (Cost--$8,933,996)       10,244,090     4.4
====================================================================================================================================
NORTH AMERICA
====================================================================================================================================
Canada             Banks                      93,000     Bank of Montreal                                      2,507,770     1.1
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified                93,800     BCE Inc.                                              1,776,572     0.7
                   Telecommunication
                   Services
                   -----------------------------------------------------------------------------------------------------------------
                   Metals & Mining            41,000     Alcan Aluminium Ltd.                                  1,160,300     0.5
                                              70,000     Barrick Gold Corporation                              1,147,166     0.5
                                             100,000     Placer Dome Inc.                                      1,126,926     0.5
                                                                                                            ------------   -----
                                                                                                               3,434,392     1.5
                   -----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products   129,400     Abitibi-Consolidated Inc.                               963,994     0.4
                   -----------------------------------------------------------------------------------------------------------------
                                                         Total Investments in Canada                           8,682,728     3.7
====================================================================================================================================
United States      Aerospace & Defense        42,800     General Dynamics Corporation                          2,830,792     1.2
                                              39,000     Northrop Grumman Corporation                          3,564,990     1.5
                                             171,000     Raytheon Company                                      5,145,390     2.2
                                              49,600     Rockwell Collins                                      1,023,248     0.5
                                              63,200     United Technologies Corporation                       4,018,256     1.7
                                                                                                            ------------   -----
                                                                                                              16,582,676     7.1
                   -----------------------------------------------------------------------------------------------------------------
                   Automobiles             2,000,000     Ford Capital Trust II (Preferred)                     1,647,157     0.7
                                              34,700     General Motors Corporation                            1,260,651     0.6
                                              29,000   + General Motors Corporation (Class H)                    295,800     0.1
                                                                                                            ------------   -----
                                                                                                               3,203,608     1.4
                   -----------------------------------------------------------------------------------------------------------------
                   Banks                      25,000     Bank of America Corporation                           1,751,250     0.7
                                              25,500     The Bank of New York Company, Inc.                      645,150     0.3
                                              42,000     FleetBoston Financial Corporation                     1,096,620     0.5
                                              32,800     SunTrust Banks, Inc.                                  1,858,120     0.8
                                              67,600     Wells Fargo Company                                   3,202,212     1.4
                                                                                                            ------------   -----
                                                                                                               8,553,352     3.7
                   -----------------------------------------------------------------------------------------------------------------
                   Beverages                  59,000     The Coca-Cola Company                                 2,387,140     1.0
                   -----------------------------------------------------------------------------------------------------------------
                   Broadcasting/Cable         44,190   + Comcast Corporation (Class A)                         1,176,338     0.5
                   -----------------------------------------------------------------------------------------------------------------
                   Chemicals                  24,000     The Dow Chemical Company                                697,440     0.3
                                              27,000     E.I. du Pont de Nemours and Company                   1,022,490     0.4
                                              19,100     Praxair, Inc.                                         1,041,714     0.5
                                              67,700     Rohm and Haas Company                                 2,088,545     0.9
                                                                                                            ------------   -----
                                                                                                               4,850,189     2.1
                   -----------------------------------------------------------------------------------------------------------------
                   Computers &               135,000     Hewlett-Packard Company                               2,350,350     1.0
                   Peripherals                44,700     International Business Machines Corporation           3,496,881     1.5
                                                                                                            ------------   -----
                                                                                                               5,847,231     2.5
                   -----------------------------------------------------------------------------------------------------------------
                   Containers &               50,000     Temple-Inland, Inc.                                   2,161,000     0.9
                   Packaging
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Financials     33,900     American Express Company                              1,204,467     0.5
                                             107,100     Citigroup Inc.                                        3,682,098     1.6
                                              39,500     Freddie Mac                                           2,211,210     0.9
                                                                                                            ------------   -----
                                                                                                               7,097,775     3.0
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified                27,320     AT&T Corp.                                              532,194     0.3
                   Telecommunication          73,700     BellSouth Corporation                                 1,678,886     0.7
                   Services                   88,000     SBC Communications Inc.                               2,150,720     0.9
                                              80,000     Sprint Corporation                                      971,200     0.4
                                              56,000     Verizon Communications                                2,143,680     0.9
                                                                                                            ------------   -----
                                                                                                               7,476,680     3.2
                   -----------------------------------------------------------------------------------------------------------------
                   Electric Utilities         51,000     American Electric Power Company, Inc.                 1,204,620     0.5
                                              54,200     Cleco Corporation                                       731,700     0.3
                                              25,000     Consolidated Edison, Inc.                               998,000     0.4
                                              60,000     Dominion Resources, Inc.                              3,251,400     1.4
                                             100,000     Duke Energy Corporation                               1,703,000     0.7
                                              27,000     FPL Group, Inc.                                       1,576,530     0.7
                                              33,600     FirstEnergy Corp.                                     1,048,320     0.4
                                              32,000     PPL Corporation                                       1,120,000     0.5
                                              46,300     Public Service Enterprise Group Incorporated          1,633,464     0.7
                                              13,100     SCANA Corporation                                       402,170     0.2
                                              89,200     The Southern Company                                  2,512,764     1.1
                                              72,800     TXU Corp.                                             1,335,880     0.6
                                              47,200     Wisconsin Energy Corporation                          1,144,600     0.5
                                                                                                            ------------   -----
                                                                                                              18,662,448     8.0
                   -----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment       49,600     Rockwell International Corporation                    1,143,280     0.5
                   -----------------------------------------------------------------------------------------------------------------
                   Energy Equipment &         85,000     Halliburton Company                                   1,594,600     0.7
                   Service
                   -----------------------------------------------------------------------------------------------------------------
                   Food Products               1,060     The J.M. Smucker Company                                 42,400     0.0
                   -----------------------------------------------------------------------------------------------------------------
                   Household Products         76,600     The Clorox Company                                    2,927,652     1.3
                                              60,000     Kimberly-Clark Corporation                            2,779,200     1.2
                                              57,500     The Procter & Gamble Company                          4,920,275     2.1
                                                                                                            ------------   -----
                                                                                                              10,627,127     4.6
                   -----------------------------------------------------------------------------------------------------------------
                   Industrial                 15,600     3M Co.                                                1,942,980     0.9
                   Conglomerates              22,700     General Electric Company                                525,278     0.2
                                                                                                            ------------   -----
                                                                                                               2,468,258     1.1
                   -----------------------------------------------------------------------------------------------------------------


                                     6 & 7

                              Merrill Lynch Equity Income Fund, January 31, 2003

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

NORTH AMERICA                                 Shares                                                                      Percent of
(concluded)        Industry*                   Held                      Common Stocks                          Value     Net Assets
====================================================================================================================================
United States      Insurance                  48,967     American International Group, Inc.                 $  2,650,094     1.1%
(concluded)                                   40,000     Lincoln National Corporation                          1,290,000     0.5
                                              52,500     Marsh & McLennan Companies, Inc.                      2,238,075     1.0
                                             125,300     The St. Paul Companies, Inc.                          4,089,792     1.8
                                             113,927     Travelers Property Casualty Corp. (Class A)           1,846,757     0.8
                                               9,506     Travelers Property Casualty Corp. (Class B)             154,568     0.1
                                                                                                            ------------   -----
                                                                                                              12,269,286     5.3
                  ------------------------------------------------------------------------------------------------------------------
                   Machinery                  44,000     Caterpillar Inc.                                      1,935,120     0.8
                                              65,100     Deere & Company                                       2,747,220     1.2
                                                                                                            ------------   -----
                                                                                                               4,682,340     2.0
                  ------------------------------------------------------------------------------------------------------------------
                   Media                      39,700     The McGraw-Hill Companies, Inc.                       2,351,034     1.0
                  ------------------------------------------------------------------------------------------------------------------
                   Metals & Mining            50,000     Arch Coal, Inc.                                         863,000     0.4
                                              68,400     CONSOL Energy Inc.                                    1,058,832     0.4
                                              32,500     Newmont Mining Corporation                              940,875     0.4
                                                                                                            ------------   -----
                                                                                                               2,862,707     1.2
                  ------------------------------------------------------------------------------------------------------------------
                   Multiline Retail           75,700     Family Dollar Stores, Inc.                            2,280,084     1.0
                                              32,500     Wal-Mart Stores, Inc.                                 1,553,500     0.6
                                                                                                            ------------   -----
                                                                                                               3,833,584     1.6
                  ------------------------------------------------------------------------------------------------------------------
                   Oil & Gas                  33,544     ChevronTexaco Corporation                             2,160,234     0.9
                                              58,600     ConocoPhillips                                        2,823,934     1.2
                                              55,200     Devon Energy Corporation                              2,500,560     1.1
                                              58,100     EOG Resources, Inc.                                   2,251,956     0.9
                                              88,000     Exxon Mobil Corporation                               3,005,200     1.3
                                              65,600     Murphy Oil Corporation                                2,768,320     1.2
                                                                                                            ------------   -----
                                                                                                              15,510,204     6.6
                  ------------------------------------------------------------------------------------------------------------------
                   Paper & Forest             70,000     International Paper Company                           2,499,000     1.1
                   Products                   67,700     Weyerhaeuser Company                                  3,252,985     1.4
                                                                                                            ------------   -----
                                                                                                               5,751,985     2.5
                  ------------------------------------------------------------------------------------------------------------------
                   Personal Products          56,400     Avon Products, Inc.                                   2,820,000     1.2
                  ------------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals            51,900     Abbott Laboratories                                   1,978,428     0.8
                                              58,700     Bristol-Myers Squibb Company                          1,384,733     0.6
                                              54,000     Johnson & Johnson                                     2,894,940     1.2
                                              29,300     Merck & Co., Inc.                                     1,622,927     0.7
                                              52,000     Wyeth                                                 2,029,560     0.9
                                                                                                            ------------   -----
                                                                                                               9,910,588     4.2
                  ------------------------------------------------------------------------------------------------------------------
                   Real Estate                64,000     CarrAmerica Realty Corporation                        1,536,640     0.7
                                              28,500     Kimco Realty Corporation                                894,900     0.4
                                              41,700     Simon Property Group, Inc.                            1,363,590     0.6
                                             121,500     Taubman Centers, Inc.                                 1,987,740     0.8
                                                                                                            ------------   -----
                                                                                                               5,782,870     2.5
                  ------------------------------------------------------------------------------------------------------------------
                   Specialty Retail           67,700     The Limited, Inc.                                       852,343     0.4
                  ------------------------------------------------------------------------------------------------------------------
                   Tobacco                    57,000     Altria Group, Inc.                                    2,158,590     0.9
                  ------------------------------------------------------------------------------------------------------------------
                                                         Total Investments in the United States              162,659,633    69.7
====================================================================================================================================
                                                         Total Investments in North America
                                                         (Cost--$172,404,751)                                171,342,361    73.4
====================================================================================================================================
PACIFIC BASIN/ASIA
====================================================================================================================================
Australia          Metals & Mining           383,900     Alumina Limited                                       1,057,698     0.5
                                           1,000,000   + BHP Steel Limited                                     2,057,562     0.9
                                           2,087,600     M.I.M. Holdings Limited                               1,884,577     0.8
                                             130,870     Rio Tinto Limited                                     2,448,774     1.0
                                             383,900   + WMC Resources Limited                                   895,668     0.4
                  ------------------------------------------------------------------------------------------------------------------
                                                         Total Investments in Australia                        8,344,279     3.6
====================================================================================================================================
China              Metals & Mining            34,480     Aluminum Corporation of China Limited (ADR) (a)         557,197     0.2
                  ------------------------------------------------------------------------------------------------------------------
                                                         Total Investments in China                              557,197     0.2
====================================================================================================================================
                                                         Total Investments in the Pacific Basin/Asia
                                                         (Cost--$7,739,911)                                    8,901,476     3.8
====================================================================================================================================

                                                                    Short-Term Securities
====================================================================================================================================
                   Common Stock            6,811,650     Merrill Lynch Premier Institutional Fund (b)**        6,811,650     2.9
====================================================================================================================================

                                         Partnership
                                          Interest
====================================================================================================================================
                   Partnership Interest  $42,614,418     Merrill Lynch Liquidity Series, LLC Cash
                                                         Sweep Series I**                                     42,614,418    18.3
                                           8,325,351     Merrill Lynch Liquidity Series, LLC Money
                                                         Market Series (b)**                                   8,325,351     3.6
                                                                                                            ------------   -----
                                                                                                              50,939,769    21.9
====================================================================================================================================
                                                         Total Investments in Short-Term Securities
                                                         (Cost--$57,751,419)                                  57,751,419    24.8
====================================================================================================================================
                   Total Investments (Cost--$246,830,077)                                                    248,239,346   106.4

                   Liabilities in Excess of Other Assets                                                     (14,903,335)   (6.4)
                                                                                                            ------------   -----
                   Net Assets                                                                               $233,336,011   100.0%
                                                                                                            ============   =====
====================================================================================================================================

(a)   American Depositary Receipts (ADR).
(b)   Security was purchased with the cash proceeds from securities loans.
  +   Non-income producing security.
  * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                             (in U.S. dollars)
      ------------------------------------------------------------------------
                                                                     Dividend/
                                                        Net           Interest
      Affiliate                                      Activity           Income
      ------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I                      $42,614,418         $97,354

      Merrill Lynch Liquidity Series,
      LLC Money Market Series                      $ 8,325,351           6,756

      Merrill Lynch Premier Institutional Fund       6,811,650           4,506

      Merrill Lynch Institutional Fund                      --             171
      ------------------------------------------------------------------------

      See Notes to Financial Statements.


                                     8 & 9

                              Merrill Lynch Equity Income Fund, January 31, 2003

STATEMENT OF ASSETS AND LIABILITIES

                  As of January 31, 2003
===================================================================================================================================
Assets:           Investments, at value (including securities loaned of $14,790,788)
                  (identified cost--$246,830,077) ................................................                   $  248,239,346
                  Receivables:
                       Securities sold ...........................................................   $   1,047,628
                       Beneficial interest sold ..................................................         490,034
                       Dividends .................................................................         296,857
                       Interest ..................................................................          51,887
                       Loaned securities income ..................................................           1,280        1,887,686
                                                                                                     -------------
                  Prepaid registration fees and other assets .....................................                           25,507
                                                                                                                     --------------
                  Total assets ...................................................................                      250,152,539
                                                                                                                     --------------
===================================================================================================================================
Liabilities:      Collateral on securities loaned, at value ......................................                       15,137,001
                  Payables:
                       Securities purchased ......................................................         929,364
                       Beneficial interest redeemed ..............................................         502,515
                       Investment adviser ........................................................         137,033
                       Distributor ...............................................................          79,310        1,648,222
                                                                                                     -------------
                  Accrued expenses ...............................................................                           31,305
                                                                                                                     --------------
                  Total liabilities ..............................................................                       16,816,528
                                                                                                                     --------------
===================================================================================================================================
Net Assets:       Net assets .....................................................................                   $  233,336,011
                                                                                                                     ==============
===================================================================================================================================
Net Assets        Class A Shares of beneficial interest, $.10 par value, unlimited number
Consist of:       of shares authorized ...........................................................                   $      787,768
                  Class B Shares of beneficial interest, $.10 par value, unlimited number
                  of shares authorized ...........................................................                          445,970
                  Class C Shares of beneficial interest, $.10 par value, unlimited number
                  of shares authorized ...........................................................                          260,281
                  Class D Shares of beneficial interest, $.10 par value, unlimited number
                  of shares authorized ...........................................................                          868,374
                  Class R Shares of beneficial interest, $.10 par value, unlimited number
                  of shares authorized ...........................................................                                1
                  Paid-in capital in excess of par ...............................................                      237,833,812
                  Undistributed investment income--net ...........................................   $     101,384
                  Accumulated realized capital losses on investments and foreign currency
                  transactions--net ..............................................................      (8,370,707)
                  Unrealized appreciation on investments and foreign currency transactions--net ..       1,409,128
                                                                                                     -------------
                  Total accumulated losses--net ..................................................                       (6,860,195)
                                                                                                                     --------------
                  Net assets .....................................................................                   $  233,336,011
                                                                                                                     ==============
===================================================================================================================================
Net Asset         Class A--Based on net assets of $77,885,209 and 7,877,683 shares of
Value:            beneficial interest outstanding ................................................                   $         9.89
                                                                                                                     ==============
                  Class B--Based on net assets of $44,232,972 and 4,459,703 shares of
                  beneficial interest outstanding ................................................                   $         9.92
                                                                                                                     ==============
                  Class C--Based on net assets of $25,387,094 and 2,602,809 shares of
                  beneficial interest outstanding ................................................                   $         9.75
                                                                                                                     ==============
                  Class D--Based on net assets of $85,830,640 and 8,683,741 shares of
                  beneficial interest outstanding ................................................                   $         9.88
                                                                                                                     ==============
                  Class R--Based on net assets of $95.64 and 9.634 shares of beneficial
                  interest outstanding ...........................................................                   $         9.93
                                                                                                                     ==============
===================================================================================================================================

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                  For the Six Months Ended January 31, 2003
===================================================================================================================================
Investment        Dividends (net of $27,717 foreign withholding tax) .............................                   $    2,469,061
Income:           Interest .......................................................................                          393,202
                  Securities lending--net ........................................................                           11,433
                                                                                                                     --------------
                  Total income ...................................................................                        2,873,696
                                                                                                                     --------------
===================================================================================================================================
Expenses:         Investment advisory fees .......................................................   $     678,510
                  Account maintenance and distribution fees--Class B .............................         219,397
                  Account maintenance and distribution fees--Class C .............................         124,773
                  Account maintenance fees--Class D ..............................................         103,490
                  Transfer agent fees--Class D ...................................................          72,568
                  Transfer agent fees--Class A ...................................................          65,286
                  Accounting services ............................................................          56,861
                  Transfer agent fees--Class B ...................................................          44,200
                  Professional fees ..............................................................          32,595
                  Printing and shareholder reports ...............................................          27,907
                  Registration fees ..............................................................          25,597
                  Transfer agent fees--Class C ...................................................          25,203
                  Trustees' fees and expenses ....................................................          25,075
                  Custodian fees .................................................................          14,350
                  Pricing fees ...................................................................           2,449
                  Other ..........................................................................           9,333
                                                                                                     -------------
                  Total expenses .................................................................                        1,527,594
                                                                                                                     --------------
                  Investment income--net .........................................................                        1,346,102
                                                                                                                     --------------
===================================================================================================================================
Realized &        Realized loss from:
Unrealized             Investments--net ..........................................................      (4,445,182)
Gain (Loss)            Foreign currency transactions--net ........................................         (25,829)      (4,471,011)
On Investments &                                                                                     -------------
Foreign Currency  Change in unrealized appreciation/depreciation on:
Transactions           Investments--net ..........................................................      (8,365,989)
--Net:                 Foreign currency transactions--net ........................................             610       (8,365,379)
                                                                                                     -------------   --------------
                  Total realized and unrealized loss on investments and foreign currency
                  transactions--net ..............................................................                      (12,836,390)
                                                                                                                     --------------
                  Net Decrease in Net Assets Resulting from Operations ...........................                   $  (11,490,288)
                                                                                                                     ==============
===================================================================================================================================

      See Notes to Financial Statements.


                                    10 & 11

                              Merrill Lynch Equity Income Fund, January 31, 2003

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    For the Six           For the
                                                                                                    Months Ended         Year Ended
                                                                                                     January 31,          July 31,
                    Increase (Decrease) in Net Assets:                                                  2003                2002
===================================================================================================================================
                    Investment income--net .................................................      $   1,346,102       $   2,111,080
Operations:         Realized loss on investments and foreign currency transactions--net ....         (4,471,011)         (3,954,301)
                    Change in unrealized appreciation/depreciation on investments and
                    foreign currency transactions--net .....................................         (8,365,379)        (20,837,758)
                                                                                                  -------------       -------------
                    Net decrease in net assets resulting from operations ...................        (11,490,288)        (22,680,979)
                                                                                                  -------------       -------------
===================================================================================================================================
Dividends &         Investment income--net:
Distributions to         Class A ...........................................................           (600,059)           (699,270)
Shareholders:            Class B ...........................................................           (118,484)           (172,667)
                         Class C ...........................................................            (71,024)           (103,374)
                         Class D ...........................................................           (556,159)         (1,062,727)
                    Realized gain on investments--net:
                         Class A ...........................................................                 --          (1,996,178)
                         Class B ...........................................................                 --          (2,043,247)
                         Class C ...........................................................                 --            (688,366)
                         Class D ...........................................................                 --          (4,034,415)
                                                                                                  -------------       -------------
                    Net decrease in net assets resulting from dividends and distributions
                    to shareholders ........................................................         (1,345,726)        (10,800,244)
                                                                                                  -------------       -------------
===================================================================================================================================
Beneficial          Net increase in net assets derived from beneficial interest transactions         42,751,767          31,863,652
Interest                                                                                          -------------       -------------
Transactions:
===================================================================================================================================
Net Assets:         Total increase (decrease) in net assets ................................         29,915,753          (1,617,571)
                    Beginning of period ....................................................        203,420,258         205,037,829
                                                                                                  -------------       -------------
                    End of period* .........................................................      $ 233,336,011       $ 203,420,258
                                                                                                  =============       =============
===================================================================================================================================
                  * Undistributed investment income--net .................................        $     101,384       $     101,008
                                                                                                  =============       =============
===================================================================================================================================

            See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                   Class A
              The following per share data and ratios                   -----------------------------------------------------------
              have been derived from information provided               For the Six
              in the financial statements.                             Months Ended             For the Year Ended July 31,
                                                                        January 31,    --------------------------------------------
              Increase (Decrease) in Net Asset Value:                      2003           2002         2001       2000        1999
===================================================================================================================================
Per Share     Net asset value, beginning of period .................    $  10.49       $  12.30     $  12.70   $  14.27    $  15.36
Operating                                                               --------       --------     --------   --------    --------
Performance:  Investment income--net+ ..............................         .08            .16          .18        .31         .35
              Realized and unrealized gain (loss) on
              investments and foreign currency transactions--net ...        (.60)         (1.30)        1.09       (.94)       1.42
                                                                        --------       --------     --------   --------    --------
              Total from investment operations .....................        (.52)         (1.14)        1.27       (.63)       1.77
                                                                        --------       --------     --------   --------    --------
              Less dividends and distributions:
                 Investment income--net ............................        (.08)          (.16)        (.21)      (.32)       (.36)
                 Realized gain on investments--net .................          --           (.51)       (1.46)      (.62)      (2.50)
                                                                        --------       --------     --------   --------    --------
              Total dividends and distributions ....................        (.08)          (.67)       (1.67)      (.94)      (2.86)
                                                                        --------       --------     --------   --------    --------
              Net asset value, end of period .......................    $   9.89       $  10.49     $  12.30   $  12.70    $  14.27
                                                                        ========       ========     ========   ========    ========
===================================================================================================================================
Total         Based on net asset value per share ...................      (4.95%)++      (9.61%)      10.48%     (4.44%)     14.15%
Investment                                                              ========       ========     ========   ========    ========
Return:**
===================================================================================================================================
Ratios to     Expenses .............................................        .95%*          .95%        1.10%       .95%        .87%
Average                                                                 ========       ========     ========   ========    ========
Net Assets:   Investment income--net ...............................       1.59%*         1.42%        1.47%      2.35%       2.50%
                                                                        ========       ========     ========   ========    ========
===================================================================================================================================
Supplemental  Net assets, end of period (in thousands) .............    $ 77,885       $ 51,345     $ 45,085   $ 19,114    $ 25,477
Data:                                                                   ========       ========     ========   ========    ========
              Portfolio turnover ...................................       8.82%         25.82%       61.08%     32.33%      20.11%
                                                                        ========       ========     ========   ========    ========
===================================================================================================================================

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.


                                    12 & 13

                              Merrill Lynch Equity Income Fund, January 31, 2003

                                                                                                Class B
                                                                  ----------------------------------------------------------------
                    The following per share data and ratios        For the Six
                    have been derived from information provided   Months Ended
                    in the financial statements.                   January 31,               For the Year Ended July 31,
                                                                                  ------------------------------------------------
                    Increase (Decrease) in Net Asset Value:          2003           2002          2001          2000         1999
==================================================================================================================================
Per Share           Net asset value, beginning of period ...      $  10.53        $  12.33      $  12.73     $  14.29     $  15.38
Operating                                                         --------        --------      --------     --------     --------
Performance:        Investment income--net+ ................           .03             .05           .07          .18          .21
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net ......................          (.61)          (1.30)         1.07         (.94)        1.41
                                                                  --------        --------      --------     --------     --------
                    Total from investment operations .......          (.58)          (1.25)         1.14         (.76)        1.62
                                                                  --------        --------      --------     --------     --------
                    Less dividends and distributions:
                       Investment income--net ..............          (.03)           (.04)         (.08)        (.18)        (.21)
                       Realized gain on investments--net ...            --            (.51)        (1.46)        (.62)       (2.50)
                                                                  --------        --------      --------     --------     --------
                    Total dividends and distributions ......          (.03)           (.55)        (1.54)        (.80)       (2.71)
                                                                  --------        --------      --------     --------     --------
                    Net asset value, end of period .........      $   9.92        $  10.53      $  12.33     $  12.73     $  14.29
                                                                  ========        ========      ========     ========     ========
==================================================================================================================================
Total Investment    Based on net asset value per share .....        (5.53%)++      (10.45%)        9.32%       (5.39%)      12.96%
Return:**                                                         ========        ========      ========     ========     ========
==================================================================================================================================
Ratios to Average   Expenses ...............................         1.97%*          1.98%         2.11%        1.97%        1.89%
Net Assets:                                                       ========        ========      ========     ========     ========
                    Investment income--net .................          .57%*           .40%          .52%        1.35%        1.48%
                                                                  ========        ========      ========     ========     ========
==================================================================================================================================
Supplemental        Net assets, end of period (in thousands)      $ 44,233        $ 44,371      $ 49,383     $ 43,289     $ 75,330
Data:                                                             ========        ========      ========     ========     ========
                    Portfolio turnover .....................         8.82%          25.82%        61.08%       32.33%       20.11%
                                                                  ========        ========      ========     ========     ========
==================================================================================================================================

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (continued)

                                                                                                Class C
                                                                 -----------------------------------------------------------------
                    The following per share data and ratios       For the Six
                    have been derived from information provided  Months Ended
                    in the financial statements.                  January 31,                For the Year Ended July 31,
                                                                                  ------------------------------------------------
                    Increase (Decrease) in Net Asset Value:         2003            2002          2001         2000         1999
==================================================================================================================================
Per Share           Net asset value, beginning of period ...      $  10.35        $  12.15      $  12.58     $  14.14    $   15.25
Operating                                                         --------        --------      --------     --------    ---------
Performance:        Investment income--net+ ................           .03             .04           .05          .17          .20
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net ......................          (.60)          (1.27)         1.14         (.93)        1.40
                                                                  --------        --------      --------     --------    ---------
                    Total from investment operations .......          (.57)          (1.23)         1.19         (.76)        1.60
                                                                  --------        --------      --------     --------    ---------
                    Less dividends and distributions:
                       Investment income--net ..............          (.03)           (.06)         (.16)        (.18)        (.21)
                       Realized gain on investments--net ...            --            (.51)        (1.46)        (.62)       (2.50)
                                                                  --------        --------      --------     --------    ---------
                    Total dividends and distributions ......          (.03)           (.57)        (1.62)        (.80)       (2.71)
                                                                  --------        --------      --------     --------    ---------
                    Net asset value, end of period .........      $   9.75        $  10.35      $  12.15     $  12.58    $   14.14
                                                                  ========        ========      ========     ========    =========
==================================================================================================================================
Total Investment    Based on net asset value per share .....        (5.52%)++      (10.50%)        9.31%       (5.39%)      12.96%
Return:**                                                         ========        ========      ========     ========    =========
==================================================================================================================================
Ratios to Average   Expenses ...............................         1.97%*          1.97%         2.12%        1.98%        1.90%
Net Assets:                                                       ========        ========      ========     ========    =========
                    Investment income--net .................          .57%*           .38%          .44%        1.33%        1.45%
                                                                  ========        ========      ========     ========    =========
==================================================================================================================================
Supplemental        Net assets, end of period (in thousands)      $ 25,387        $ 24,748      $ 12,961     $  4,294    $   5,347
Data:                                                             ========        ========      ========     ========    =========
                    Portfolio turnover .....................         8.82%          25.82%        61.08%       32.33%       20.11%
                                                                  ========        ========      ========     ========    =========
==================================================================================================================================

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.


                                    14 & 15

                              Merrill Lynch Equity Income Fund, January 31, 2003

                                                                                                 Class D
                                                                 -----------------------------------------------------------------
                    The following per share data and ratios       For the Six
                    have been derived from information provided  Months Ended
                    in the financial statements.                  January 31,                For the Year Ended July 31,
                                                                                 -------------------------------------------------
                    Increase (Decrease) in Net Asset Value:          2003            2002          2001        2000         1999
==================================================================================================================================
Per Share           Net asset value, beginning of period ...     $   10.49       $   12.29     $   12.70    $   14.27    $   15.36
Operating                                                        ---------       ---------     ---------    ---------    ---------
Performance:        Investment income--net+ ................           .07             .14           .16          .28          .32
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net ......................          (.61)          (1.30)         1.07         (.95)        1.41
                                                                 ---------       ---------     ---------    ---------    ---------
                    Total from investment operations .......          (.54)          (1.16)         1.23         (.67)        1.73
                                                                 ---------       ---------     ---------    ---------    ---------
                    Less dividends and distributions:
                       Investment income--net ..............          (.07)           (.13)         (.18)        (.28)        (.32)
                       Realized gain on investments--net ...            --            (.51)        (1.46)        (.62)       (2.50)
                                                                 ---------       ---------     ---------    ---------    ---------
                    Total dividends and distributions ......          (.07)           (.64)        (1.64)        (.90)       (2.82)
                                                                 ---------       ---------     ---------    ---------    ---------
                    Net asset value, end of period .........     $    9.88       $   10.49     $   12.29    $   12.70    $   14.27
                                                                 =========       =========     =========    =========    =========
==================================================================================================================================
Total Investment    Based on net asset value per share .....        (5.17%)++       (9.77%)       10.12%       (4.68%)      13.88%
Return:**                                                        =========       =========     =========    =========    =========
==================================================================================================================================
Ratios to Average   Expenses ...............................         1.20%*          1.20%         1.33%        1.20%        1.12%
Net Assets                                                       =========       =========     =========    =========    =========
                    Investment income--net .................         1.34%*          1.18%         1.30%        2.10%        2.26%
                                                                 =========       =========     =========    =========    =========
==================================================================================================================================
Supplemental        Net assets, end of period (in thousands)     $  85,831       $  82,956     $  97,609    $  97,517    $ 127,743
Data:                                                            =========       =========     =========    =========    =========
                    Portfolio turnover .....................         8.82%          25.82%        61.08%       32.33%       20.11%
                                                                 =========       =========     =========    =========    =========
==================================================================================================================================

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                                      Class R
                                                                                                                   --------------
                    The following per share data and ratios have been derived                                      For the Period
                                                                                                                   Jan. 3, 2003@@
                    from information provided in the financial statements.                                           to Jan. 31,
                    Decrease in Net Asset Value:                                                                        2003
=================================================================================================================================
Per Share           Net asset value, beginning of period .......................................................           $10.38
Operating                                                                                                                  ------
Performance:        Investment income--net+ ....................................................................               --++
                    Realized and unrealized loss on investments and foreign currency transactions--net .........             (.45)
                                                                                                                           ------
                    Total from investment operations ...........................................................             (.45)
                                                                                                                           ------
                    Net asset value, end of period .............................................................           $ 9.93
                                                                                                                           ======
=================================================================================================================================
Total Investment    Based on net asset value per share .........................................................           (4.34%)@
Return:**                                                                                                                  ======
=================================================================================================================================
Ratios to Average   Expenses ...................................................................................            1.44%*
Net Assets                                                                                                                 ======
                    Investment income--net .....................................................................            (.61%)*
                                                                                                                           ======
=================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ...................................................               --
Data:                                                                                                                      ======
                    Portfolio turnover .........................................................................            8.82%
                                                                                                                           ======
=================================================================================================================================

   *  Annualized.
  **  Total investment returns exclude the effects of sales charges.
   +  Based on average shares outstanding.
  ++  Amount is less than $.01 per share.
   @  Aggregate total investment return.
  @@  Commencement of operations.

      See Notes to Financial Statements.


                                    16 & 17

                              Merrill Lynch Equity Income Fund, January 31, 2003

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Equity Income Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers five classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C, Class D and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements -- The Fund invests in money market securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(c) Derivative financial instruments -- The Fund may engage in various portfolio strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

o Forward foreign exchange contracts -- The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Options -- The Fund is authorized to write call and put options and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(e) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(f) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(g) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(i) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower defaults or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also


                                    18 & 19

                              Merrill Lynch Equity Income Fund, January 31, 2003
entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of ..60%, on an annual basis, of the average daily value of the Fund's net assets. MLIM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of MLIM, pursuant to which MLAM U.K. provides investment advisory services to MLIM with respect to the Fund. There is no increase in the aggregate fees paid by the Fund for these services.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                 Account            Distribution
                                             Maintenance Fee            Fee
--------------------------------------------------------------------------------
Class B ..............................            .25%                 .75%
Class C ..............................            .25%                 .75%
Class D ..............................            .25%                  --
Class R ..............................            .25%                 .25%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C, Class D and Class R shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B, Class C and Class R shareholders.

For the six months ended January 31, 2003, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class D Shares as follows:

--------------------------------------------------------------------------------
                                                FAMD                MLPF&S
--------------------------------------------------------------------------------
Class D ..............................         $1,641              $26,476
--------------------------------------------------------------------------------

For the six months ended January 31, 2003, MLPF&S received contingent deferred sales charges of $42,258 and $7,436 relating to transactions in Class B and Class C Shares, respectively.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Manager, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates. For the six months ended January 31, 2003, MLIM, LLC received $4,916 in securities lending agent fees.

In addition, MLPF&S received $18,343 in commissions on the execution of portfolio security transactions for the Fund for the six months ended January 31, 2003.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended January 31, 2003, the Fund reimbursed MLIM $2,347 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of MLIM, PSI, MLAM U.K., FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2003 were $45,964,898 and $16,625,042, respectively.

Net realized losses for the six months ended January 31, 2003 and net unrealized gains (losses) as of January 31, 2003 were as follows:

----------------------------------------------------------------------
                                          Realized          Unrealized
                                           Losses         Gains (Losses)
----------------------------------------------------------------------
Long-term investments ...........       $(4,445,182)      $  1,409,269
Foreign currency transactions ...           (25,829)              (141)
                                        -----------       ------------
Total ...........................       $(4,471,011)      $  1,409,128
                                        ===========       ============
----------------------------------------------------------------------

As of January 31, 2003, net unrealized appreciation for Federal income tax purposes aggregated $1,409,269, of which $20,439,302 related to appreciated securities and $19,030,033 related to depreciated securities. At January 31, 2003, the aggregate cost of investments for Federal income tax purposes was $246,830,077.

4. Beneficial Interest Transactions:

Net increase in net assets derived from beneficial interest transactions was $42,751,767 for the six months ended January 31, 2003 and $31,863,652 for the year ended July 31, 2002.

Transactions in shares of beneficial interest for each class were as follows:

----------------------------------------------------------------------
Class A Shares for the Six Months                            Dollar
Ended January 31, 2003                     Shares            Amount
----------------------------------------------------------------------
Shares sold .....................         3,682,409       $ 37,247,805
Shares issued to shareholders
in reinvestment of dividends ....            19,055            190,438
                                        -----------       ------------
Total issued ....................         3,701,464         37,438,243
Shares redeemed .................          (716,706)        (7,280,384)
                                        -----------       ------------
Net increase ....................         2,984,758       $ 30,157,859
                                        ===========       ============
----------------------------------------------------------------------

----------------------------------------------------------------------
Class A Shares for the Year                                  Dollar
Ended July 31, 2002                        Shares            Amount
----------------------------------------------------------------------
Shares sold .....................         2,046,510       $ 23,518,909
Shares issued to shareholders
in reinvestment of dividends
and distributions ...............           110,494          1,249,841
                                        -----------       ------------
Total issued ....................         2,157,004         24,768,750
Shares redeemed .................          (930,241)       (10,655,432)
                                        -----------       ------------
Net increase ....................         1,226,763       $ 14,113,318
                                        ===========       ============
----------------------------------------------------------------------

----------------------------------------------------------------------
Class B Shares for the Six Months                            Dollar
Ended January 31, 2003                     Shares            Amount
----------------------------------------------------------------------
Shares sold .....................           874,417       $  8,905,079
Shares issued to shareholders
in reinvestment of dividends ....             9,454             94,843
                                        -----------       ------------
Total issued ....................           883,871          8,999,922
Automatic conversion of shares ..           (98,487)        (1,006,537)
Shares redeemed .................          (541,467)        (5,489,028)
                                        -----------       ------------
Net increase ....................           243,917       $  2,504,357
                                        ===========       ============
----------------------------------------------------------------------

----------------------------------------------------------------------
Class B Shares for the Year                                  Dollar
Ended July 31, 2002                        Shares            Amount
----------------------------------------------------------------------
Shares sold .....................         1,403,382       $ 16,402,610
Shares issued to shareholders
in reinvestment of dividends
and distributions ...............           165,593          1,885,004
                                        -----------       ------------
Total issued ....................         1,568,975         18,287,614
Automatic conversion of shares ..          (358,334)        (4,208,041)
Shares redeemed .................        (1,000,382)       (11,482,948)
                                        -----------       ------------
Net increase ....................           210,259       $  2,596,625
                                        ===========       ============
----------------------------------------------------------------------

----------------------------------------------------------------------
Class C Shares for the Six Months                            Dollar
Ended January 31, 2003                     Shares            Amount
----------------------------------------------------------------------
Shares sold .....................           435,273       $  4,356,137
Shares issued to shareholders
in reinvestment of dividends ....             6,200             61,149
                                        -----------       ------------
Total issued ....................           441,473          4,417,286
Shares redeemed .................          (229,398)        (2,273,041)
                                        -----------       ------------
Net increase ....................           212,075       $  2,144,245
                                        ===========       ============
----------------------------------------------------------------------

----------------------------------------------------------------------
Class C Shares for the Year                                  Dollar
Ended July 31, 2002                        Shares            Amount
----------------------------------------------------------------------
Shares sold .....................         1,563,797       $ 18,173,365
Shares issued to shareholders
in reinvestment of dividends
and distributions ...............            64,215            718,856
                                        -----------       ------------
Total issued ....................         1,628,012         18,892,221
Shares redeemed .................          (303,999)        (3,407,489)
                                        -----------       ------------
Net increase ....................         1,324,013       $ 15,484,732
                                        ===========       ============
----------------------------------------------------------------------

----------------------------------------------------------------------
Class D Shares for the Six Months                            Dollar
Ended January 31, 2003                     Shares            Amount
----------------------------------------------------------------------
Shares sold .....................         1,489,804       $ 15,164,472
Automatic conversion of shares ..            98,773          1,006,537
Shares issued to shareholders
in reinvestment of dividends ....            47,601            475,848
                                        -----------       ------------
Total issued ....................         1,636,178         16,646,857
Shares redeemed .................          (860,303)        (8,701,651)
                                        -----------       ------------
Net increase ....................           775,875       $  7,945,206
                                        ===========       ============
----------------------------------------------------------------------


                                     20 & 21

                              Merrill Lynch Equity Income Fund, January 31, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

----------------------------------------------------------------------
Class D Shares for the Year                                  Dollar
Ended July 31, 2002                        Shares            Amount
----------------------------------------------------------------------
Shares sold .....................         1,023,476       $ 11,911,419
Automatic conversion of shares ..           359,206          4,208,041
Shares issued to shareholders
in reinvestment of dividends
and distributions ...............           383,714          4,345,329
                                        -----------       ------------
Total issued ....................         1,766,396         20,464,789
Shares redeemed .................        (1,798,991)       (20,795,812)
                                        -----------       ------------
Net decrease ....................           (32,595)      $   (331,023)
                                        ===========       ============
----------------------------------------------------------------------

----------------------------------------------------------------------
Class R Shares for the Period                                Dollar
January 3, 2003+ to January 31, 2003       Shares            Amount
----------------------------------------------------------------------
Shares sold .....................                 9       $        100
                                        -----------       ------------
Net increase ....................                 9       $        100
                                        ===========       ============
----------------------------------------------------------------------

+     Commencement of operations.

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by MLIM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the total commitment was reduced from $1,000,000,000 to $500,000,000. The Fund did not borrow under the credit agreement during the six months ended January 31, 2003.

6. Commitments:

At January 31, 2003, the Fund had outstanding foreign exchange contracts under which it had agreed to purchase foreign currency with an approximate value of $104,000.

7. Capital Loss Carryforward:

On July 31, 2002, the Fund had a net capital loss carryforward of approximately $1,211,799, all of which expires in 2010. This amount will be available to offset like amounts of any future taxable gains.

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Charles C. Reilly, Trustee
Kevin A. Ryan, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Robert C. Doll, Jr., Senior Vice President
Robert M. Shearer, Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Susan B. Baker, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


                                    22 & 23

[LOGO] Merrill Lynch Investment Managers

                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Equity Income Fund
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper              #10561-1/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Items 5-6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A.

Item 8 -- Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for CEO/CFO). Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Equity Income Fund

By: /s/ Terry K. Glenn
    --------------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Equity Income Fund

Date: March 17, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Terry K. Glenn
    --------------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Equity Income Fund

Date: March 17, 2003

By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Equity Income Fund

Date: March 17, 2003